                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                      Fairfield, Ohio        May 11, 2009
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1

Form 13F Information Table Entry Total           63

Form 13F Information Table Value Total    1,433,839
                                         (thousands)

List of Other Included Managers

No.   File No.                  Name
---   ---------   --------------------------------
01   028-10798    Cincinnati Financial Corporation

                                   COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5
                               ---------------   ---------   ---------   ----------------
            ISSUER              TITLE OF CLASS     CUSIP     FMV (000)   SHARES/PRINCIPAL   SH/PRN
----------------------------   ---------------   ---------   ---------   ----------------   ------
3M COMPANY                     COMMON            88579Y101      19,813         398,500         SH
ABBOTT LABORATORIES            COMMON            002824100      39,696         832,200         SH
AGL RESOURCES                  COMMON            001204106      19,640         740,300         SH
ALLIANCEBERNSTEIN              COMMON            01881G106      30,155       2,048,600         SH
ALLIED WASTE INDUSTRIES INC    CONVERTIBLE DEB   019589AD2       4,621       5,050,000        PRN
ASPEN INSURANCE                CONVERTIBLE PFD   G05384113       6,480         160,000         SH
AT&T INC                       COMMON            00206R102      22,126         878,000         SH
AVERY DENNISON CORP            COMMON            053611109      11,665         522,138         SH
BAXTER INTL INC                COMMON            071813109      22,460         438,500         SH
BEST BUY CO INC                COMMON            086516101       8,541         225,000         SH
BOEING CO                      COMMON            097023105      13,801         387,898         SH
BOSTON PROPERTIES INC          CONVERTIBLE DEB   10112RAK0       4,867       6,250,000        PRN
CHEVRON CORPORATION            COMMON            166764100      66,460         988,400         SH
CLOROX COMPANY                 COMMON            189054109      12,756         247,792         SH
COLGATE-PALMOLIVE CORP         COMMON            194162103       5,898         100,000         SH
CONOCOPHILLIPS                 COMMON            20825C104      13,706         350,000         SH
DOVER CORP                     COMMON            260003108       2,967         112,480         SH
DUKE ENERGY CORP               COMMON            26441C105      27,864       1,945,800         SH
EMERSON ELECTRIC               COMMON            291011104       7,739         270,800         SH
EQT CORPORATION                COMMON            26884L109      18,798         600,000         SH
EQUITY RESIDENTIAL             CONVERTIBLE DEB   26884AAV5       4,242       4,800,000        PRN
EXXON MOBIL CORPORATION        COMMON            30231G102     142,706       2,095,543         SH
FERRO CORPORATION CV DEB       CONVERTIBLE DEB   315405AL4       1,746       5,250,000        PRN
FORTUNE BRANDS INC             COMMON            349631101       8,593         350,000         SH
GENUINE PARTS CO               COMMON            372460105      34,249       1,147,000         SH
HONEYWELL INT L INC            COMMON            438516106       1,393          50,000         SH
HUNTINGTON BANCSHARES INC      CONVERTIBLE PFD   446150401       5,036          15,034         SH
HUTCHINSON TECH                CONVERTIBLE DEB   448407AF3         638       2,500,000        PRN
IBM CORP                       COMMON            459200101      19,862         205,000         SH
ILLINOIS TOOL WORKS            COMMON            452308109      15,826         513,000         SH
JOHNSON & JOHNSON              COMMON            478160104     105,867       2,012,685         SH
KEYCORP INC.                   CONVERTIBLE PFD   493267405       2,504          35,000         SH
LEGGETT & PLATT INC            COMMON            524660107      15,148       1,166,100         SH
LINEAR TECHNOLOGY CORP         COMMON            535678106      16,219         705,800         SH
MCDONALD'S CORP                COMMON            580135101       4,366          80,000         SH
MEDTRONIC INC                  COMMON            585055106      16,511         560,250         SH
MEDTRONIC INC                  CONVERTIBLE DEB   585055AK2       6,275       7,100,000        PRN
MERIDIAN BIOSCIENCE            COMMON            589584101      13,046         720,000         SH
MICROCHIP TECHNOLOGY INC       COMMON            595017104      18,859         890,000         SH
MICROSOFT CORP                 COMMON            594918104      11,298         615,000         SH
NEW YORK COMMUNITY BANCORP     CONVERTIBLE PFD   64944P307       2,859          95,000         SH
NORAM ENERGY CORP CV DEB       CONVERTIBLE DEB   655419AC3       9,235       9,328,650        PRN
OMNICARE INC                   CONVERTIBLE DEB   681904AL2       4,683       7,150,000        PRN
PARTNERRE LTD                  COMMON            G6852T105       2,159          34,784         SH
PAYCHEX INC                    COMMON            704326107      11,552         450,000         SH
PEPSICO INC                    COMMON            713448108      63,861       1,240,500         SH
PFIZER INC                     COMMON            717081103      22,337       1,640,000         SH
PIEDMONT NATURAL GAS           COMMON            720186105      38,272       1,478,253         SH
PITNEY BOWES INC               COMMON            724479100      17,116         733,000         SH
PPG INDUSTRIES INC             COMMON            693506107      14,686         398,000         SH
PRAXAIR INC                    COMMON            74005P104      13,458         200,000         SH
PROCTER & GAMBLE CORPORATION   COMMON            742718109     209,262       4,443,879         SH
PRUDENTIAL FINANCIAL INC       CONVERTIBLE DEB   744320AJ1       1,970       2,000,000        PRN
RPM INTERNATIONAL INC          COMMON            749685103      17,239       1,354,200         SH
SEACOR SMITH INC NOTES         CONVERTIBLE DEB   811904AH4       2,861       3,000,000        PRN
SPECTRA ENERGY CORP            COMMON            847560109      11,636         822,900         SH
STAPLES INC                    COMMON            855030102       8,150         450,000         SH
SYSCO CORP                     COMMON            871829107       4,720         207,000         SH
THE STANLEY WORKS              COMMON            854616109      15,419         529,500         SH
VERIZON COMMUNICATIONS INC     COMMON            92343V104       5,889         195,000         SH
VORNADO REALTY TRUST           CONVERTIBLE DEB   929043AE7       7,246       9,290,000        PRN
WEST PHARMACEUTICAL            CONVERTIBLE DEB   955306AA3       3,406       5,200,000        PRN
WYETH                          COMMON            983024100     141,386       3,285,000         SH
                                                             1,433,839

                                  COLUMN 6      COLUMN 7            COLUMN 8
                               --------------   --------   ---------------------------
            ISSUER             INVESTMENT DIS   OTH MGRS     SOLE       SHARED    NONE
----------------------------   --------------   --------   --------   ---------   ----
3M COMPANY                      SHARED-OTHER       01         --        398,500    --
ABBOTT LABORATORIES             SHARED-OTHER       01         --        832,200    --
AGL RESOURCES                   SHARED-OTHER       01         --        740,300    --
ALLIANCEBERNSTEIN               SHARED-OTHER       01         --      2,048,600    --
ALLIED WASTE INDUSTRIES INC     SHARED-OTHER       01         --             --    --
ASPEN INSURANCE                 SHARED-OTHER       01         --             --    --
AT&T INC                        SHARED-OTHER       01         --        878,000    --
AVERY DENNISON CORP             SHARED-OTHER       01         --        522,138    --
BAXTER INTL INC                 SHARED-OTHER       01         --        438,500    --
BEST BUY CO INC                 SHARED-OTHER       01         --        225,000    --
BOEING CO                       SHARED-OTHER       01         --        387,898    --
BOSTON PROPERTIES INC           SHARED-OTHER       01         --             --    --
CHEVRON CORPORATION             SHARED-OTHER       01         --        988,400    --
CLOROX COMPANY                  SHARED-OTHER       01         --        247,792    --
COLGATE-PALMOLIVE CORP          SHARED-OTHER       01         --        100,000    --
CONOCOPHILLIPS                  SHARED-OTHER       01         --        350,000    --
DOVER CORP                      SHARED-OTHER       01         --        112,480    --
DUKE ENERGY CORP                SHARED-OTHER       01         --      1,945,800    --
EMERSON ELECTRIC                SHARED-OTHER       01         --        270,800    --
EQT CORPORATION                 SHARED-OTHER       01         --        600,000    --
EQUITY RESIDENTIAL              SHARED-OTHER       01         --             --    --
EXXON MOBIL CORPORATION         SHARED-OTHER       01         --      2,095,543    --
FERRO CORPORATION CV DEB        SHARED-OTHER       01         --             --    --
FORTUNE BRANDS INC              SHARED-OTHER       01         --        350,000    --
GENUINE PARTS CO                SHARED-OTHER       01         --      1,147,000    --
HONEYWELL INT L INC             SHARED-OTHER       01         --         50,000    --
HUNTINGTON BANCSHARES INC       SHARED-OTHER       01         --             --    --
HUTCHINSON TECH                 SHARED-OTHER       01         --             --    --
IBM CORP                        SHARED-OTHER       01         --        205,000    --
ILLINOIS TOOL WORKS             SHARED-OTHER       01         --        513,000    --
JOHNSON & JOHNSON               SHARED-OTHER       01         --      2,012,685    --
KEYCORP INC.                    SHARED-OTHER       01         --             --    --
LEGGETT & PLATT INC             SHARED-OTHER       01         --      1,166,100    --
LINEAR TECHNOLOGY CORP          SHARED-OTHER       01         --        705,800    --
MCDONALD'S CORP                 SHARED-OTHER       01         --         80,000    --
MEDTRONIC INC                   SHARED-OTHER       01         --        560,250    --
MEDTRONIC INC                   SHARED-OTHER       01         --             --    --
MERIDIAN BIOSCIENCE             SHARED-OTHER       01         --        720,000    --
MICROCHIP TECHNOLOGY INC        SHARED-OTHER       01         --        890,000    --
MICROSOFT CORP                  SHARED-OTHER       01         --        615,000    --
NEW YORK COMMUNITY BANCORP      SHARED-OTHER       01         --             --    --
NORAM ENERGY CORP CV DEB        SHARED-OTHER       01         --             --    --
OMNICARE INC                    SHARED-OTHER       01         --             --    --
PARTNERRE LTD                   SHARED-OTHER       01         --         34,784    --
PAYCHEX INC                     SHARED-OTHER       01         --        450,000    --
PEPSICO INC                     SHARED-OTHER       01         --      1,240,500    --
PFIZER INC                      SHARED-OTHER       01         --      1,640,000    --
PIEDMONT NATURAL GAS            SHARED-OTHER       01         --      1,478,253    --
PITNEY BOWES INC                SHARED-OTHER       01         --        733,000    --
PPG INDUSTRIES INC              SHARED-OTHER       01         --        398,000    --
PRAXAIR INC                     SHARED-OTHER       01         --        200,000    --
PROCTER & GAMBLE CORPORATION    SHARED-OTHER       01         --      4,443,879    --
PRUDENTIAL FINANCIAL INC        SHARED-OTHER       01         --             --    --
RPM INTERNATIONAL INC           SHARED-OTHER       01         --      1,354,200    --
SEACOR SMITH INC NOTES          SHARED-OTHER       01         --             --    --
SPECTRA ENERGY CORP             SHARED-OTHER       01         --        822,900    --
STAPLES INC                     SHARED-OTHER       01         --        450,000    --
SYSCO CORP                      SHARED-OTHER       01         --        207,000    --
THE STANLEY WORKS               SHARED-OTHER       01         --        529,500    --
VERIZON COMMUNICATIONS INC      SHARED-OTHER       01         --        195,000    --
VORNADO REALTY TRUST            SHARED-OTHER       01         --             --    --
WEST PHARMACEUTICAL             SHARED-OTHER       01         --             --    --
WYETH                           SHARED-OTHER       01         --      3,285,000    --